Dreyfus Premier Investment Funds, Inc. (the "Registrant")

-Dreyfus Global Infrastructure Fund (the "Fund")
(Class A, C, I and Y Shares)

Incorporated herein by reference is the As Revised Prospectus for Dreyfus Global Infrastructure Fund, dated March 1, 2017 As Revised May 24, 2017 filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 24, 2017 (SEC Accession No. 0000881773-17-000041).